RISK MANAGEMENT (Details 20) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Life [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	R$ 23,171,925	R$ 22,346,065
Insurance liabilities, Reinsurance	36,481	24,661
Insurance liabilities, Net of tax	23,135,444	22,321,404
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	335,365,123	304,335,063
Insurance liabilities, Net of tax	335,365,123	304,335,063
Non Life [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	3,603,721	3,201,521
Insurance liabilities, Reinsurance	49,327	10,221
Insurance liabilities, Net of tax	3,554,394	3,191,300
Health And Dental [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	16,651,962	14,909,509
Insurance liabilities, Net of tax	R$ 16,651,962	R$ 14,909,509